Note 4 - Advances for Vessels under Construction (Details) (USD $)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 2 Vessels [Member]	Dec. 31, 2013 Vessels [Member]
Note 4 - Advances for Vessels under Construction (Details) [Line Items]
Long-term Purchase Commitment, Amount	$ 19,030,000	$ 27,190,000	$ 8,160,000	$ 56,000,000
Construction in Progress, Gross					$ 50,122